FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

                      FIRST TRUST BRAZIL ALPHADEX(R) FUND
                       FIRST TRUST CHINA ALPHADEX(R) FUND
                       FIRST TRUST JAPAN ALPHADEX(R) FUND
                    FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND
                  (each a "Fund" and collectively the "Funds")

               SUPPLEMENT TO THE PROSPECTUS DATED APRIL 19, 2011

                             DATED OCTOBER 11, 2011

      The "Principal Investment Strategies" section applicable to each Fund in the Prospectus is hereby revised to state: "The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended June 30 and December 31."

   PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS FOR FUTURE REFERENCE